Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of the period	$ 392,056	$ 226,444
Changes in intangible assets
Impairment	19,363
Balance at end of the period	363,037	392,056
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of the period	411,675	234,325
Changes in intangible assets
Business acquisitions		162,856
Additions	5,508	14,494
Impairment	(19,363)
Effect of foreign exchange	(890)
Balance at end of the period	396,930	411,675
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of the period	19,619	7,881
Changes in intangible assets
Amortisation	14,274	11,738
Balance at end of the period	33,893	19,619
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of the period	27,027	10,456
Changes in intangible assets
Balance at end of the period	20,559	27,027
Customer relationships | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of the period	33,030	11,730
Changes in intangible assets
Business acquisitions		21,300
Additions	112
Effect of foreign exchange	(540)
Balance at end of the period	32,602	33,030
Customer relationships | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of the period	6,003	1,274
Changes in intangible assets
Amortisation	6,040	4,729
Balance at end of the period	12,043	6,003
Corporate website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of the period	488	153
Changes in intangible assets
Balance at end of the period	603	488
Corporate website | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of the period	905	409
Changes in intangible assets
Additions	557	496
Effect of foreign exchange	(5)
Balance at end of the period	1,457	905
Corporate website | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of the period	417	256
Changes in intangible assets
Amortisation	437	161
Balance at end of the period	854	417
Licenses, permits and applications
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of the period	275,021	138,893
Changes in intangible assets
Balance at end of the period	258,443	275,021
Intangible assets with indefinite useful life	254,216
Licenses, permits and applications | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of the period	275,880	139,170
Changes in intangible assets
Business acquisitions		123,956
Additions	2,893	12,754
Impairment	(19,363)
Effect of foreign exchange	68
Balance at end of the period	259,478	275,880
Licenses, permits and applications | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of the period	859	277
Changes in intangible assets
Amortisation	176	582
Balance at end of the period	1,035	859
Non-compete Agreements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of the period	1,840	1,616
Changes in intangible assets
Balance at end of the period	439	1,840
Non-compete Agreements | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of the period	3,330	1,930
Changes in intangible assets
Business acquisitions		1,400
Additions	2
Effect of foreign exchange	(55)
Balance at end of the period	3,277	3,330
Non-compete Agreements | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of the period	1,490	314
Changes in intangible assets
Amortisation	1,348	1,176
Balance at end of the period	2,838	1,490
Intellectual property, trademarks & brands
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of the period	87,680	75,326
Changes in intangible assets
Balance at end of the period	82,993	87,680
Intellectual property, trademarks & brands | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of the period	98,530	81,086
Changes in intangible assets
Business acquisitions		16,200
Additions	1,944	1,244
Effect of foreign exchange	(358)
Balance at end of the period	100,116	98,530
Intellectual property, trademarks & brands | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of the period	10,850	5,760
Changes in intangible assets
Amortisation	6,273	5,090
Balance at end of the period	$ 17,123	$ 10,850